Consolidated Statement of Cash Flows ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 USD ($)		Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Cash flows from operating activities:
Profit for the year	$ 1,383		₨ 113,665	₨ 122,329	₨ 108,662
Adjustments to reconcile profit for the year to net cash generated from operating activities:
Gain on sale of property, plant and equipment, net	(1)		(89)	(313)	(516)
Depreciation, amortization and impairment expense	406		33,402	30,911	27,656
Unrealized exchange (gain)/ loss, net and exchange (gain)/ loss on borrowings	2		152	(1,021)	(2,251)
Share-based compensation expense	48		3,969	4,110	2,310
Share of net (profit)/loss of associates accounted for using equity method	1		57	(57)	(130)
Income tax expense	414		33,992	28,946	30,345
Finance and other income, net of finance expenses	(99)		(8,108)	(9,447)	(16,614)
(Gain)/loss from sale of business and investment accounted for using the equity method		[1]	6	(2,186)	81
Gain on derecognition of contingent consideration payable	(20)		(1,671)	(301)	0
Changes in operating assets and liabilities; net of effects from acquisitions
Trade receivables	(12)		(985)	(11,833)	12,848
Unbilled receivables and Contract assets	19		1,558	(31,396)	(1,062)
Inventories	2		162	(256)	803
Other assets	13		1,055	(6,530)	931
Trade payables, accrued expenses, other liabilities and provisions	(120)		(9,824)	9,695	5,698
Contract liabilities	(79)		(6,522)	3,832	3,704
Cash generated from operating activities before taxes	1,957		160,819	136,483	172,465
Income taxes paid, net	(368)		(30,218)	(25,686)	(24,915)
Net cash generated from operating activities	1,589		130,601	110,797	147,550
Cash flows from investing activities:
Payment for purchase of property, plant and equipment	(180)		(14,834)	(20,153)	(19,577)
Proceeds from disposal of property, plant and equipment	7		546	736	753
Payment for purchase of investments	(9,814)		(806,632)	(1,015,486)	(1,172,251)
Proceeds from sale of investments	9,014		740,885	953,735	1,189,059
Proceeds from/(payment into) restricted interim dividend account	333		27,410	(27,410)
Payment for business acquisitions including deposits and escrow, net of cash acquired	(554)		(45,566)	(129,846)	(9,873)
Proceeds from sale of business, net of cash		[1]	11	0	0
Proceeds from sale of investment accounted for using the equity method	0		0	1,652	0
Interest received	172		14,112	12,275	19,624
Dividend received		[1]	3	2	4
Net cash generated from/(used in) investing activities	(1,022)		(84,065)	(224,495)	7,739
Cash flows from financing activities:
Proceeds from issuance of equity shares and shares pending allotment		[1]	12	6	6
Repayment of loans and borrowings	(2,055)		(168,910)	(191,810)	(97,206)
Proceeds from loans and borrowings	1,959		161,034	260,120	103,418
Payment of lease liabilities	(118)		(9,711)	(9,730)	(8,660)
Payment for buyback of equity shares, including transaction cost	0		0	0	(95,199)
Payment of tax on buyback of equity shares	0		0	0	(21,445)
Payment for deferred contingent consideration	(22)		(1,784)	(309)	0
Interest and finance expenses paid	(106)		(8,708)	(5,089)	(3,335)
Payment of dividend	(399)		(32,814)	(5,467)	(5,459)
Payment of dividend to Non-controlling interests holders	0		0	(1,135)	(960)
Net cash generated from/(used in) financing activities	(741)		(60,881)	46,586	(128,840)
Net increase/ (decrease) in cash and cash equivalents during the year	(174)		(14,345)	(67,112)	26,449
Effect of exchange rate changes on cash and cash equivalents	29		2,373	1,282	(890)
Cash and cash equivalents at the beginning of the year	1,263		103,833	169,663	144,104
Cash and cash equivalents at the end of the year (Note 11)	$ 1,118		₨ 91,861	₨ 103,833	₨ 169,663

[1]	Value is less than 1